Investor A1 [Member] Investment Objectives and Goals - Investor A1 - BlackRock Short Duration Muni Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Short Duration Muni Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock Short Duration Muni Fund (formerly, BlackRock Short-Term Municipal Fund) (the “Short Duration Fund”or the “Fund”) is to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with the investment policies of the Fund.